DISCONTINUED OPERATIONS - Condensed cash flows of lottery business related VIEs and Mining pool Business (Details) - Discontinued Operations, Disposed of by Sale - Mining pool operation - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DISCONTINUED OPERATIONS
Net cash used in operating activities	$ (414)	$ (227)
Net cash provided by (used in) investing activities	303	(413)
Net cash provided by financing activities		481
Effect of foreign rate exchange on cash	78	115
Net decrease in cash and cash equivalents	$ (33)	$ (44)